UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON BATTERYMARCH GLOBAL EQUITY FUND

FORM N-Q

JANUARY 31, 2012

LEGG MASON BATTERYMARCH GLOBAL EQUITY FUND

Schedule of investments (unaudited)	January 31, 2012

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.4%
CONSUMER DISCRETIONARY - 11.3%
Auto Components - 0.7%
Nokian Renkaat OYJ	14,347	$512,516
Sumitomo Rubber Industries Inc.	26,100	310,241

Total Auto Components		822,757

Automobiles - 2.4%
DaimlerChrysler AG, Registered Shares	28,348	1,566,469
Nissan Motor Co., Ltd.	102,700	968,792
Toyota Motor Corp.	12,600	464,524

Total Automobiles		2,999,785

Distributors - 0.4%
Imperial Holdings Ltd.	30,298	536,997

Hotels, Restaurants & Leisure - 0.8%
Brinker International Inc.	40,600	1,049,510

Leisure Equipment & Products - 0.3%
Nikon Corp.	14,600	357,434

Media - 3.0%
Comcast Corp., Class A Shares	14,500	385,555
DIRECTV, Class A Shares	5,400	243,054	*
ITV PLC	583,466	688,650
Viacom Inc., Class B Shares	12,200	573,888
Vivendi Universal SA	88,502	1,852,240

Total Media		3,743,387

Multiline Retail - 1.9%
Macy’s Inc.	19,800	667,062
Target Corp.	20,500	1,041,605
Woolworths Holdings Ltd.	123,689	664,221

Total Multiline Retail		2,372,888

Specialty Retail - 1.2%
Home Depot Inc.	17,600	781,264
Mr. Price Group Ltd.	69,132	762,378

Total Specialty Retail		1,543,642

Textiles, Apparel & Luxury Goods - 0.6%
Industria de Diseno Textil S.A.	9,107	794,558

TOTAL CONSUMER DISCRETIONARY		14,220,958

CONSUMER STAPLES - 10.0%
Beverages - 1.2%
Constellation Brands Inc., Class A Shares	24,300	507,870	*
SABMiller PLC	27,059	1,026,761

Total Beverages		1,534,631

Food & Staples Retailing - 5.5%
CVS Caremark Corp.	31,000	1,294,250
FamilyMart Co., Ltd.	15,800	639,504
Koninklijke Ahold NV	57,864	766,730
Kroger Co.	40,800	969,408
Seven & I Holdings Co., Ltd.	11,300	318,155
Wal-Mart Stores Inc.	42,480	2,606,573
Walgreen Co.	9,800	326,928

Total Food & Staples Retailing		6,921,548

Food Products - 2.1%
Danone SA	4,212	259,966
Smithfield Foods Inc.	29,700	663,201	*
Suedzucker AG	29,669	876,684
Tyson Foods Inc., Class A Shares	47,900	892,856

Total Food Products		2,692,707

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH GLOBAL EQUITY FUND

Schedule of Investments (unaudited) (cont’d)	January 31, 2012

SECURITY	SHARES	VALUE
Household Products - 0.3%
Kimberly-Clark Corp.	6,000	$429,360

Personal Products - 0.2%
Kao Corp.	9,000	236,867

Tobacco - 0.7%
Imperial Tobacco Group PLC	23,628	845,190

TOTAL CONSUMER STAPLES		12,660,303

ENERGY - 11.2%
Energy Equipment & Services - 0.3%
Patterson-UTI Energy Inc.	15,900	300,033

Oil, Gas & Consumable Fuels - 10.9%
BP PLC	162,783	1,207,794
Chevron Corp.	23,570	2,429,596
ConocoPhillips	23,300	1,589,293
Exxon Mobil Corp.	34,925	2,924,619
Marathon Oil Corp.	16,200	508,518
Murphy Oil Corp.	9,700	578,120
Pacific Rubiales Energy Corp.	23,800	598,857
Repsol YPF, SA	42,601	1,170,209
Royal Dutch Shell PLC, Class A Shares	22,986	814,210
Statoil ASA	33,903	850,031
Valero Energy Corp.	46,300	1,110,737

Total Oil, Gas & Consumable Fuels		13,781,984

TOTAL ENERGY		14,082,017

FINANCIALS - 15.7%
Commercial Banks - 7.9%
Australia & New Zealand Banking Group Ltd.	27,141	616,913
Axis Bank Ltd., GDR	13,148	284,654
Bangkok Bank Public Co., Ltd.	126,900	683,229
Commerce Bancshares Inc.	6,930	269,023
Commonwealth Bank of Australia	13,272	713,810
Gunma Bank Ltd.	111,000	604,369
Hang Seng Bank Ltd.	19,600	254,247
HSBC Holdings PLC	126,894	1,059,186
Kasikornbank Public Co., Ltd., NVDR	99,400	414,635
Mitsubishi UFJ Financial Group Inc.	217,400	995,442
Mitsui Trust Holdings Inc.	139,000	434,033
National Australia Bank Ltd.	13,478	341,268
Nishi-Nippon City Bank Ltd.	233,000	681,698
Resona Holdings Inc.	92,400	410,963
Sumitomo Mitsui Financial Group Inc.	44,800	1,425,348
U.S. Bancorp	12,400	349,928
Westpac Banking Corp.	17,437	391,529

Total Commercial Banks		9,930,275

Consumer Finance - 0.9%
American Express Co.	16,900	847,366
Discover Financial Services	9,700	263,646

Total Consumer Finance		1,111,012

Diversified Financial Services - 0.9%
African Bank Investments Ltd.	78,959	368,491
London Stock Exchange Group PLC	23,810	326,422
Nasdaq OMX Group Inc.	19,800	490,644	*

Total Diversified Financial Services		1,185,557

Insurance - 5.6%
AFLAC Inc.	18,500	892,255
Assurant Inc.	8,300	328,680
AXA SA	32,022	486,091
Hannover Rueckversicherung AG	12,298	654,475

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH GLOBAL EQUITY FUND

Schedule of Investments (unaudited) (cont’d)	January 31, 2012

SECURITY	SHARES	VALUE
Insurance - 5.6% (continued)
MetLife Inc.	13,300	$469,889
Muenchener Rueckversicherungs-Gesellschaft AG (MunichRe), Registered Shares	6,659	867,546
Prudential Financial Inc.	14,600	835,704
Prudential PLC	45,056	497,350
QBE Insurance Group Ltd.	38,071	463,191
Suncorp Group Ltd.	87,675	782,804
Zurich Financial Services AG	3,481	835,743	*

Total Insurance		7,113,728

Real Estate Investment Trusts (REITs) - 0.4%
Stockland	130,147	464,253

TOTAL FINANCIALS		19,804,825

HEALTH CARE - 9.3%
Health Care Equipment & Supplies - 0.8%
Medtronic Inc.	27,600	1,064,532

Health Care Providers & Services - 4.0%
Aetna Inc.	18,600	812,820
CIGNA Corp.	8,000	358,640
LifePoint Hospitals Inc.	13,600	546,584	*
McKesson Corp.	4,700	384,084
Medco Health Solutions Inc.	12,600	781,452	*
UnitedHealth Group Inc.	32,400	1,677,996
WellPoint Inc.	6,800	437,376

Total Health Care Providers & Services		4,998,952

Pharmaceuticals - 4.5%
Abbott Laboratories	14,000	758,100
AstraZeneca PLC	10,967	527,873
Eli Lilly & Co.	10,600	421,244
Endo Pharmaceuticals Holdings Inc.	25,800	958,986	*
H. Lundbeck A/S	21,620	426,058
Merck & Co. Inc.	18,400	703,984
Pfizer Inc.	51,100	1,093,540
Roche Holding AG	4,358	737,617

Total Pharmaceuticals		5,627,402

TOTAL HEALTH CARE		11,690,886

INDUSTRIALS - 10.7%
Aerospace & Defense - 1.6%
BAE Systems PLC	143,052	693,847
General Dynamics Corp.	15,600	1,078,896
Raytheon Co.	5,000	239,950

Total Aerospace & Defense		2,012,693

Air Freight & Logistics - 1.3%
Deutsche Post AG	24,418	405,637
Ryder System Inc.	11,700	658,476
Toll Holdings Ltd.	111,975	593,203

Total Air Freight & Logistics		1,657,316

Airlines - 0.3%
Delta Air Lines Inc.	33,800	356,590	*

Commercial Services & Supplies - 0.2%
Corrections Corporation of America	12,400	291,772	*

Construction & Engineering - 0.2%
UGL Ltd.	19,572	278,434

Industrial Conglomerates - 1.9%
DCC PLC	9,977	241,433
Fraser and Neave Ltd.	53,000	286,099
General Electric Co.	64,376	1,204,475
Tyco International Ltd.	7,100	361,745
Wendel Investissement	4,136	307,888

Total Industrial Conglomerates		2,401,640

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH GLOBAL EQUITY FUND

Schedule of Investments (unaudited) (cont’d)	January 31, 2012

SECURITY	SHARES	VALUE
Machinery - 2.1%
Andritz AG	6,935	$643,247
Caterpillar Inc.	3,700	403,744
Cummins Inc.	6,700	696,800
Metso Corp.	9,187	400,168
Navistar International Corp.	6,300	272,727	*
Parker Hannifin Corp.	3,300	266,244

Total Machinery		2,682,930

Marine - 0.3%
AP Moller - Maersk A/S	48	353,707

Road & Rail - 1.9%
Central Japan Railway Co.	47	403,897
CSX Corp.	16,500	372,075
East Japan Railway Co.	12,300	796,385
Norfolk Southern Corp.	11,100	801,420

Total Road & Rail		2,373,777

Trading Companies & Distributors - 0.9%
Marubeni Corp.	81,000	558,987
Sojitz Corp.	136,600	234,776
Toyota Tsusho Corp.	16,700	316,603

Total Trading Companies & Distributors		1,110,366

TOTAL INDUSTRIALS		13,519,225

INFORMATION TECHNOLOGY - 13.9%
Communications Equipment - 1.3%
Cisco Systems Inc.	86,200	1,692,106

Computers & Peripherals - 4.4%
Apple Inc.	6,600	3,012,768	*
Dell Inc.	84,200	1,450,766	*
Hewlett-Packard Co.	36,940	1,033,581

Total Computers & Peripherals		5,497,115

Electronic Equipment, Instruments & Components - 0.8%
Hitachi Ltd.	174,000	972,501

Internet Software & Services - 1.2%
Google Inc., Class A Shares	2,600	1,508,286	*

IT Services - 0.2%
Nomura Research Institute Ltd.	10,700	243,565

Office Electronics - 0.2%
Neopost SA	4,035	285,011

Semiconductors & Semiconductor Equipment - 2.8%
Applied Materials Inc.	48,800	599,264
ASML Holding NV	13,838	594,339
Intel Corp.	90,600	2,393,652

Total Semiconductors & Semiconductor Equipment		3,587,255

Software - 3.0%
Adobe Systems Inc.	10,900	337,355	*
Microsoft Corp.	103,700	3,062,261
Symantec Corp.	19,000	326,610	*

Total Software		3,726,226

TOTAL INFORMATION TECHNOLOGY		17,512,065

MATERIALS - 6.2%
Chemicals - 0.3%
BASF SE	5,128	394,278

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH GLOBAL EQUITY FUND

Schedule of Investments (unaudited) (cont’d)	January 31, 2012

SECURITY	SHARES	VALUE
Construction Materials - 0.2%
Siam Cement Public Co., Ltd., NVDR	27,400	$306,561

Metals & Mining - 5.7%
Anglo American PLC	8,816	364,533
BHP Billiton PLC	48,911	1,636,281
Freeport-McMoRan Copper & Gold Inc.	15,600	720,876
Grupo Mexico SA de CV, Series B Shares	213,246	678,802
IAMGOLD Corp.	22,600	377,080
Iluka Resources Ltd.	24,645	479,331
Newcrest Mining Ltd.	23,037	824,698
Rio Tinto PLC	27,977	1,677,479
Voestalpine AG	12,359	405,205

Total Metals & Mining		7,164,285

TOTAL MATERIALS		7,865,124

TELECOMMUNICATION SERVICES - 5.7%
Diversified Telecommunication Services - 2.8%
BT Group PLC	242,214	776,721
Nippon Telegraph & Telephone Corp.	16,500	824,783
TDC A/S	29,902	233,077
Telecom Italia SpA	569,085	578,764
Verizon Communications Inc.	31,200	1,174,992

Total Diversified Telecommunication Services		3,588,337

Wireless Telecommunication Services - 2.9%
America Movil SAB de CV, Series L Shares, ADR	21,700	503,657
KDDI Corp.	180	1,140,645
Mobile TeleSystems, ADR	27,000	452,520
MTN Group Ltd.	26,175	445,783
NTT DoCoMo Inc.	357	634,188
Softbank Corp.	15,600	434,516

Total Wireless Telecommunication Services		3,611,309

TOTAL TELECOMMUNICATION SERVICES		7,199,646

UTILITIES - 3.4%
Electric Utilities - 1.5%
American Electric Power Co. Inc.	6,800	269,008
CLP Holdings Ltd.	81,500	666,793
Exelon Corp.	15,200	604,656
Red Electrica de Espana	8,148	374,788

Total Electric Utilities		1,915,245

Independent Power Producers & Energy Traders - 0.2%
Drax Group PLC	29,046	243,271

Multi-Utilities - 1.7%
GDF Suez	47,641	1,293,073
National Grid PLC	78,026	777,066

Total Multi-Utilities		2,070,139

TOTAL UTILITIES		4,228,655

TOTAL COMMON STOCKS (Cost - $111,734,364)		122,783,704

PREFERRED STOCKS - 1.3%
FINANCIALS - 0.5%
Commercial Banks - 0.5%
Banco do Estado do Rio Grande do Sul SA, Class
B Shares	57,800	665,600

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH GLOBAL EQUITY FUND

Schedule of Investments (unaudited) (cont’d)	January 31, 2012

SECURITY			SHARES	VALUE
MATERIALS - 0.8%
Metals & Mining - 0.8%
Vale SA			41,400	$1,011,542

TOTAL PREFERRED STOCKS (Cost - $1,724,887)				1,677,142

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $113,459,251)				124,460,846

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 1.2%
Repurchase Agreements - 1.2%
Interest in $289,360,000 joint tri-party repurchase agreement dated 1/31/12 with Deutsche Bank Securities Inc.; Proceeds at maturity - $1,513,009; (Fully collateralized by various U.S. government agency obligations, 0.000% to 2.500% due 2/22/12 to 8/25/16; Market value - $1,543,265) (Cost - $1,513,000)	0.220%	2/1/12	$1,513,000	1,513,000

TOTAL INVESTMENTS - 99.9% (Cost - $114,972,251#)				125,973,846
Other Assets in Excess of Liabilities - 0.1%				91,782

TOTAL NET ASSETS - 100.0%				$126,065,628

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
GDR	— Global Depositary Receipts
NVDR	— Non Voting Depositary Receipts
REIT	— Real Estate Investment Trust

Summary of Investments by Country **

United States	48.8%
Japan	11.5
United Kingdom	9.8
Australia	4.7
Germany	3.8
France	3.6
South Africa	2.2
Spain	1.9
Netherlands	1.7
Switzerland	1.5
Brazil	1.3
Thailand	1.1
Mexico	0.9
Austria	0.8
Denmark	0.8
Canada	0.8
Hong Kong	0.7
Finland	0.7
Norway	0.7
Italy	0.5
Russia	0.4
Singapore	0.2
India	0.2
Ireland	0.2
Short-Term Investments	1.2

100.0%

**	As a percentage of total investments. Please note that Fund holdings are as of January 31, 2012 and are subject to change.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Batterymarch Global Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks	$122,783,704	—	—	$122,783,704
Preferred stocks	1,677,142	—	—	1,677,142

Total long-term investments	$124,460,846	—	—	$124,460,846

Short-term investments†	—	$1,513,000	—	1,513,000

Total investments	$124,460,846	$1,513,000	—	$125,973,846

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Forward foreign currency contracts	—	$35,589	—	$35,589

†	See Schedule of Investments for additional detailed categorizations.

Notes to Schedule of Investments (unaudited) (continued)

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign investment risk. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(d) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

When entering into a forward foreign currency contract, the Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(e) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(f) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s investment manager attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the investment manager. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

Notes to Schedule of Investments (unaudited) (continued)

The Fund has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

As of January 31, 2012, the Fund held forward foreign currency contracts with credit related contingent features which had a liability position of $35,589. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.

(g) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2012, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$14,684,733
Gross unrealized depreciation	(3,683,138)

Net unrealized appreciation	$11,001,595

At January 31, 2012, the Fund had the following open forward foreign currency contracts:

Foreign Currency	Counterparty	Local Currency	Market Value	Settlement Date	Unrealized Loss
Contracts to Sell:
Euro	State Street Bank & Trust Co.	578,000	$756,072	2/16/12	$(17,065)
Euro	State Street Bank & Trust Co.	85,000	111,187	2/16/12	(3,273)
British Pound	State Street Bank & Trust Co.	367,000	578,255	2/16/12	(15,251)

Net unrealized loss on open forward foreign currency contracts					$(35,589)

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at January 31, 2012.

Forward Foreign Currency Contracts
Primary Underlying Risk Disclosure	Unrealized Depreciation
Foreign Exchange Risk	$35,589

During the period ended January 31, 2012, the volume of derivative activity for the Fund was as follows:

Average Market Value
Forward foreign currency contracts (to sell)	$1,376,466

4. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact the adoption of ASU No. 2011-04 will have on the Fund’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	March 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	March 28, 2012

By	/S/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 28, 2012